Supplement dated May 5, 2022 to the
Prospectus for your Variable Annuity
Issued by

AMERICAN MATURITY LIFE INSURANCE COMPANY

This supplement amends certain disclosure contained in the prospectus for your Variable Annuity contract issued by American Maturity Life Insurance Company.

Effective January 1, 2022, the Investment Adviser for the following Portfolios changed its name from Janus Capital Management LLC to Janus Henderson Investors US LLC.

Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares

All references in the prospectus to Janus Capital Management LLC are replaced with Janus Henderson Investors US LLC.

If you have any questions, please contact your financial professional or our Variable Annuities Service Center at (800) 457-7617. Our representatives are available to assist you Monday through Friday between 7:30 a.m. and 5:00 p.m. Central time.

Please keep this supplement together with your prospectus for future reference. No other action is required of you.
AMLSUP1